COMMITMENTS (Royalties) (Narrative) (Details) (The Fourth Middle School of Anqing [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Royalty Agreement [Line Items]
Royalty expenses	1,088	1,088	1,088
Accrued Expenses And Other Current Liabilities [Member]
Royalty Agreement [Line Items]
Deferred commitment fees	1,350	1,463
2005 to 2007 [Member]
Royalty Agreement [Line Items]
Royalty expenses	650
2008 To 2010 [Member]
Royalty Agreement [Line Items]
Royalty expenses	1,000
2011 To 2024 [Member]
Royalty Agreement [Line Items]
Royalty expenses	1,200